Basis of Presentation (Tables)	12 Months Ended
Apr. 30, 2026
Investments accounted for using equity method [abstract]
Summary of Subsidiaries which are Wholly Owned and Subject to Control

These consolidated financial statements include the financial statements of the Company and the following subsidiaries which are wholly owned and subject to control by the Company:

Name of Subsidiary	% Equity Interest - April 30, 2026	% Equity Interest - April 30, 2025, and 2024	Country of Incorporation	Functional Currency
ImmunoPrecise Antibodies (Canada) Ltd. d/ba/ MindWalk Biologics	100%	100%	Canada	Canadian dollar
ImmunoPrecise Antibodies (USA) Ltd. ("IPA USA")	100%	100%	USA	U.S. dollar
ImmunoPrecise Antibodies (N.D.) LTD	100%	100%	USA	U.S. dollar
ImmunoPrecise Antibodies (MA) LLC	100%	100%	USA	U.S. dollar
Talem Therapeutics LLC ("Talem")	100%	100%	USA	U.S. dollar
ImmunoPrecise Netherlands B.V.	100%	100%	Netherlands	Euro
ImmunoPrecise Antibodies (Europe) B.V. ("IPA Europe")	0%	100%	Netherlands	Euro
BioStrand B.V. d/b/a MindWalk	100%	100%	Belgium	Euro
Idea Family BV	100%	100%	Belgium	Euro
BioKey BV	100%	100%	Belgium	Euro
BioClue BV	100%	100%	Belgium	Euro

Summary of Discontinued Operations

The following table summarizes the major classes of line items included in income from discontinued operations, net of tax, as a result of the divestiture of IPA Europe and reclassification to discontinued operations:

			Year Ended April 30,
(in thousands)	2026 $	2025 $	2024 $
REVENUE	4,737	13,894	14,239
COST OF SALES	2,130	6,077	6,278
GROSS PROFIT	2,607	7,817	7,961
EXPENSES
Research and development	125	643	304
Sales and marketing	123	752	687
General and administrative	832	2,658	2,952
Amortization of intangible assets	109	418	602
	1,189	4,471	4,545
Income before other income (expenses) and income taxes	1,418	3,346	3,416
OTHER INCOME (EXPENSES)
Grant income	6	44	31
Interest, accretion and other income	—	12	1
Unrealized foreign exchange gain (loss)	(4)	(38)	10
	2	18	42
Income before income taxes	1,420	3,364	3,458
Income taxes	(267)	(451)	(272)
NET INCOME FROM DISCONTINUED OPERATIONS	1,153	2,913	3,186

The following table summarizes the major classes of line items included in the statement of financial position as a result of the divestiture of IPA Europe and reclassification to discontinued operations on August 6,2025:

(in thousands)
ASSETS
Current assets
Cash	643
Amounts receivable, net	3,071
Inventory	1,665
Unbilled revenue	646
Prepaid expense	817

Deposit on equipment	486
Property and equipment	11,361
Intangible assets	951
Goodwill	8,297
Total assets	27,937
LIABILITIES
Current liabilities
Accounts payable and accrued liabilities	1,047
Deferred revenue	723
Income taxes payable	1,030
Leases	9,429

Total liabilities	12,229

Net assets included in discontinued operations	15,708
Total liabilities and shareholders’ equity